UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Spend Life Wisely Funds Investment Trust

(Exact name of registrant as specified in charter)

1845 Woodall Rodgers

Suite 1000

Dallas, TX 75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026 (Unaudited)

RANGER SMALL CAP FUND – INSTITUTIONAL CLASS

RFISX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2025 to January 31, 2026.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Small Cap Fund	$59	1.17%

managment’s discussion of fund performance

For the six-month period, the Ranger Small Cap Fund underperformed the benchmark, returning 2.6% versus a return of 16.1% for the Russell 2000 Growth Index. The biggest detractors from performance were the healthcare, technology and industrials sectors. Conversely, the utilities, financial and real estate sectors were the biggest contributors to performance.

Outperformance by beta and momentum stocks drove the Fund’s underperformance in technology and industrials. In addition, the strong performance by unprofitable biotech and pharma stocks in late 2025 was the primary culprit for the healthcare industry’s relative underperformance.

Broadly speaking, this period of performance proved to be one of the most challenging since the inception of the Fund. The magnitude of outperformance by stocks with high beta and momentum in the Russell 2000 Growth Index was unprecedented and made it difficult for a quality growth investment philosophy to fully participate.

Looking ahead, the area of unquestionable strength in the economy is the ongoing capital investment boom tied to AI infrastructure. Led by the hyperscalers - though not limited to them - spending on data center capacity, power generation, and related goods and services remained at extraordinary levels. While advancements in technology are likely to eventually alter the pace or focus of spending, the long lead times and massive scale of current projects make a sharp contraction in this investment cycle less likely in the near term.

Entering 2026, the lagged benefit of the Fed funds rate declining 175 basis points to 3.75% coupled with favorable corporate and individual tax policy should prove expansionary for industrial manufacturing/production and consumer spending. Additionally, the administration is focused on affordability headed into the mid-term elections. Efforts to make energy and housing affordable coupled with the potential for fiscal stimulus checks to low- and middle-income consumers are additional economic catalysts that could bolster economic growth. These collectively support improving fundamentals for smaller companies.

Despite recent underperformance, history shows that leadership from high beta stocks tends to be episodic in nature. As the market inevitably transitions from speculation to fundamental leadership, we believe the Fund is fundamentally well positioned to take advantage of a broadly improving backdrop for small cap equities.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	-5.07%	0.66%	9.22%	$603,954
Russell 2000 Growth Index	13.91%	3.01%	11.27%	$727,460

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$22,057,762	56	34.85%	$56,379

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)*

1.	Ligand Pharmaceuticals, Inc.	3.26%
2.	Pegasystems, Inc.	3.25%
3.	AAON, Inc.	3.16%
4.	Casella Waste Systems, Inc.	2.86%
5.	MACOM Technology Solutions Holdings, Inc.	2.70%
6.	ADMA Biologics, Inc.	2.61%
7.	UL Solutions, Inc.	2.60%
8.	Lazard Ltd.	2.59%
9.	Texas Roadhouse, Inc.	2.54%
10.	Argan, Inc.	2.53%
	Total % of Net Assets	28.10%

* Excludes Short-Term Investments.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Small Cap Fund documents not be householded, please contact the Funds at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026 (Unaudited)

RANGER MICRO CAP FUND – INSTITUTIONAL CLASS

RFIMX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2025 to January 31, 2026.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Micro Cap Fund	$69	1.30%

managment’s discussion of fund performance

For the six-month period, the Ranger Micro Cap Fund underperformed the benchmark, returning 13.0% versus a return of 23.8% for the Russell Microcap Growth Index. The biggest detractors from performance were the healthcare, consumer discretionary and basic materials sectors. Conversely, the energy, financial and utilities sectors were the biggest contributors to performance.

Broadly speaking, this period of performance proved to be one of the most challenging since the inception of the Fund. The magnitude of outperformance by stocks with high beta and momentum in the Russell Microcap Growth Index was unprecedented and made it difficult for a quality growth investment philosophy to fully participate.

Looking ahead, the area of unquestionable strength in the economy is the ongoing capital investment boom tied to AI infrastructure. Led by the hyperscalers - though not limited to them - spending on data center capacity, power generation, and related goods and services remained at extraordinary levels. While advancements in technology are likely to eventually alter the pace or focus of spending, the long lead times and massive scale of current projects make a sharp contraction in this investment cycle less likely in the near term.

Entering 2026, the lagged benefit of the Fed funds rate declining 175 basis points to 3.75% coupled with favorable corporate and individual tax policy should prove expansionary for industrial manufacturing/production and consumer spending. Additionally, the administration is focused on affordability headed into the mid-term elections. Efforts to make energy and housing affordable coupled with the potential for fiscal stimulus checks to low- and middle-income consumers are additional economic catalysts that could bolster economic growth. These collectively support improving fundamentals for smaller companies.

Despite recent underperformance, history shows that leadership from high beta stocks tends to be episodic in nature. As the market inevitably transitions from speculation to fundamental leadership, we believe the Fund is fundamentally well positioned to take advantage of a broadly improving backdrop for micro-cap equities.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	4.00%	4.01%	9.66%	$506,354
Russell Microcap? Growth Index	27.38%	1.13%	6.06%	$392,228

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$11,033,546	47	31.71%	$10,216

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of Net Assets)*

1.	PDF Solutions, Inc.	4.19%
2.	Ligand Pharmaceuticals, Inc.	4.08%
3.	Phibro Animal Health Corp.	3.70%
4.	iRadimed Corp.	3.59%
5.	Argan, Inc.	3.25%
6.	Douglas Dynamics, Inc.	3.24%
7.	Metropolitan Bank Holding Corp.	3.21%
8.	Business First Bancshares, Inc.	2.99%
9.	UFP Technologies, Inc.	2.98%
10.	LeMaitre Vascular, Inc.	2.79%
	Total % of Net Assets	34.02%

* Excludes Short-Term Investments.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Micro Cap Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments. Not applicable – schedule filed with Item 7.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

SEMI-ANNUAL FINANCIAL STATEMENTS

JANUARY 31, 2026

(UNAUDITED)

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER SMALL CAP FUND
	SCHEDULE OF INVESTMENTS
	January 31, 2026 (Unaudited)

Shares		Value

COMMON STOCKS - 97.31%

Aerospace - 0.92%
8,120	Planet Labs PBC Class A *	$ 202,756

Apparel Retailers - 0.91%
1,125	Boot Barn Holdings, Inc. *	200,790

Banks - 3.24%
4,746	Triumph Financial, Inc. *	299,425
4,975	Bank OZK	236,611
1,865	Coastal Financial Corp. Class A *	178,630
		714,666
Biotechnology - 9.44%
3,745	Ligand Pharmaceuticals, Inc. *	719,414
33,305	ADMA Biologics, Inc. *	576,176
885	Medpace Holdings, Inc. *	515,495
1,290	Charles River Laboratories International, Inc. *	271,519
		2,082,604
Building: Climate Control - 3.16%
7,655	AAON, Inc.	697,064

Building Materials: Other - 4.72%
1,155	TopBuild Corp. *	540,598
2,835	Simpson Manufacturing Co., Inc.	501,171
		1,041,769
Commercial Vehicle - Equipment Leasing - 0.81%
8,895	WillScot Holdings Corp. Class A	178,167

Commercial Vehicles and Parts - 1.72%
3,510	Federal Signal Corp.	379,396

Computer Services - 1.41%
4,025	Workiva, Inc. Class A *	310,005

Construction - 1.35%
830	Sterling Infrastructure, Inc. *	297,065

Defense - 1.56%
3,310	Karman Holdings, Inc. *	343,578

Diversified Financial Services - 1.24%
10,740	Chime Financial, Inc. *	$ 273,011

Electronic Equipment: Gauges and Meters - 0.97%
2,724	Mesa Laboratories, Inc.	214,542

Engineering and Contracting Services - 2.53%
1,606	Argan, Inc.	557,459

Farming, Fishing, Ranching and Plantations - 0.85%
6,570	Vital Farms, Inc. *	186,917

Footwear - 0.99%
5,785	Birkenstock Holding PLC *	218,442

Gas Distribution - 2.22%
13,131	Excelerate Energy, Inc. Class A	490,443

Health Care Management Services - 1.93%
4,965	HealthEquity, Inc. *	425,352

Health Care Services - 1.00%
515	Chemed Corp.	219,977

Household Appliance - 2.09%
3,894	SharkNinja, Inc. *	460,271

Home Construction - 1.29%
3,640	Champion Homes, Inc. *	285,303

Investment Services - 2.59%
10,640	Lazard, Inc.	571,581

Medical Equipment - 4.88%
2,955	Repligen Corp. *	441,388
5,035	LeMaitre Vascular, Inc.	427,824
2,550	Merit Medical Systems, Inc. *	206,780
		1,075,992
Medical Supplies - 2.60%
23,110	Stevanato Group S.p.A. (Italy) *	360,054
8,405	Warby Parker, Inc. Class A *	214,412
		574,466
Oil: Crude Producers - 1.88%
25,730	Permian Resources Corp. Class A	415,025

Oil Equipment & Services - 4.99%
8,635	Solaris Energy Infrastructure, Inc.	$ 476,566
14,575	Oceaneering International, Inc. *	438,708
8,475	WaterBridge Infrastructure LLC *	185,941
		1,101,215
Pharmaceuticals - 1.76%
4,745	ANI Pharmaceuticals, Inc. *	388,378

Professional Business Support Services - 4.32%
8,170	UL Solutions, Inc. Class A *	573,779
2,805	Paylocity Holdings Corp. *	378,619
		952,398
Real Estate Services - 2.23%
1,375	Jones Lang LaSalle, Inc. *	492,126

Recreational Services - 1.03%
7,805	Life Time Group Holdings, Inc. *	227,672

Restaurants and Bars - 4.34%
3,115	Texas Roadhouse, Inc.	560,264
1,500	Wingstop, Inc.	398,145
		958,409
Semiconductors - 4.14%
2,715	MACOM Technology Solutions Holdings, Inc. *	594,748
2,805	Rambus Inc. *	319,293
		914,041
Soft Drinks - 2.17%
9,105	Celsius Holdings, Inc.	477,830

Software - 9.85%
16,412	Pegasystems, Inc.	717,040
16,125	PDF Solutions, Inc. *	513,581
1,805	AppFolio, Inc. Class A *	342,733
14,220	nCino, Inc. *	303,597
2,100	Guidewire Software, Inc. *	295,596
		2,172,547
Transaction Processing Services - 1.09%
10,866	i3 Verticals, Inc. Class A *	241,334

Trucking - 2.23%
1,470	SAIA, Inc. *	492,259

Waste and Disposal Services - 2.86%
6,250	Casella Waste Systems, Inc. Class A *	$ 630,500

TOTAL FOR COMMON STOCKS (Cost $19,709,853) - 97.31%		$ 21,465,350

SHORT-TERM INVESTMENT - 2.91%
641,295	Fidelity Investments Money Market Treasury Portfolio - Class III 3.85% ** (Cost $641,295)	$ 641,295

TOTAL INVESTMENTS (Cost $20,351,148) - 100.22%		$ 22,106,645

LIABILITIES LESS OTHER ASSETS - (0.22)%		(48,883)

NET ASSETS - 100.00%		$ 22,057,762

ADR - American Depositary Receipts.
S.p.A - "Società per Azioni," which is an Italian term for a public limited company.
* Non-income producing securities during the period.
** The rate shown represents the yield at January 31, 2026.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER MICRO CAP FUND
	SCHEDULE OF INVESTMENTS
	January 31, 2026 (Unaudited)

Shares		Value

COMMON STOCKS - 98.34%

Aerospace - 0.97%
4,280	Planet Labs PBC Class A *	$ 106,872

Apparel Retailers - 1.33%
825	Boot Barn Holdings, Inc. *	147,246

Asset Managers and Custodians - 2.64%
13,055	Perella Weinberg Partners Class A	291,257

Banks - 9.65%
3,285	Metropolitan Bank Holding Corp.	354,195
11,700	Business First Bancshares, Inc.	329,589
3,317	Triumph Financial, Inc. *	209,270
1,790	Coastal Financial Corp. Class A *	171,446
		1,064,500
Biotechnology - 6.77%
2,345	Ligand Pharmaceuticals, Inc. Class B *	450,474
17,135	ADMA Biologics, Inc. *	296,435
		746,909
Cable Television Services - 2.01%
5,993	GCI Liberty, Inc. Class C *	221,681

Commercial Vehicle-Equipment Leasing - 0.87%
860	McGrath Rent Corp.	96,053

Computer Services - 3.03%
2,575	Workiva, Inc. Class A *	198,327
10,145	Terawulf, Inc. *	135,639
		333,966
Containers & Packaging - 2.42%
10,928	Karat Packaging, Inc.	267,408

Drug Retailers - 1.67%
6,095	Guardian Pharmacy Services, Inc. Class A *	184,069

Electrical Components - 1.01%
445	Preformed Line Products Co.	111,668

Electronic Equipment: Gauges and Meters - 1.44%
2,015	Mesa Laboratories, Inc.	158,701

Engineering and Contracting Services - 4.48%
1,032	Argan, Inc.	$ 358,218

1,586	Limbach Holdings, Inc. *	136,364
		494,582
Farming, Fishing, Ranching & Plantations - 2.07%
8,040	Vital Farms, Inc. *	228,738

Gas Distribution - 2.20%
6,502	Excelerate Energy, Inc. Class A	242,850

Health Care Services - 2.60%
10,395	Pennant Group, Inc. *	287,110

Home Construction - 2.49%
3,968	Green Brick Partners, Inc. *	275,340

Machinery: Construction and Handling - 3.24%
9,495	Douglas Dynamics, Inc.	357,772

Media Agencies - 0.82%
6,770	Quinstreet, Inc. *	89,973

Medical Equipment - 8.32%
4,050	iRadimed Corp.	396,414
3,625	LeMaitre Vascular, Inc.	308,016
9,810	BioLife Solutions, Inc. *	213,858
		918,288
Medical Supplies - 4.15%
1,310	UFP Technologies, Inc. *	328,993
5,060	Warby Parker, Inc. Class A *	129,081
		458,074
Oil Equipment and Services - 6.74%
5,370	Solaris Energy Infrastructure, Inc. Class A	296,370
15,380	Select Water Solutions, Inc. Class A	185,944
15,100	TETRA Technologies, Inc. *	172,140
4,085	WaterBridge Infrastructure LLC Class A *	89,625
		744,079
Pharmaceuticals - 6.42%
10,155	Phibro Animal Health Corp. Class A	407,723
3,670	ANI Pharmaceuticals, Inc. *	300,389
		708,112
Restaurants and Bars - 2.80%
3,090	Kura Sushi USA, Inc. Class A *	206,443
6,410	First Watch Restaurant Group, Inc. *	102,496
		308,939
Semiconductors - 2.68%
4,385	NVE Corp.	295,944

Soft Drinks - 2.51%
5,185	Vita Coco Co., Inc. *	$ 276,620

Software - 7.50%
14,505	PDF Solutions, Inc. *	461,984
10,190	nCino, Inc. *	217,557
3,380	Pegasystems, Inc.	147,672
		827,213
Specialty Retailers - 1.68%
5,630	Oddity Tech Ltd. Class A *	184,889

Transaction Processing Services - 2.42%
12,005	I3 Verticals, Inc. Class A *	266,631

Trucking - 1.41%
6,303	Covenant Logistics Group, Inc. Class A	155,054

TOTAL FOR COMMON STOCKS (Cost $9,346,399) - 98.34%		$ 10,850,538

SHORT-TERM INVESTMENT - 1.92%
211,965	Fidelity Investments Money Market Treasury Portfolio - Class III 3.85% ** (Cost $211,965)	$ 211,965

TOTAL INVESTMENTS (Cost $9,558,364) - 100.26%		$ 11,062,503

LIABILITIES LESS OTHER ASSETS - (0.26)%		(28,957)

NET ASSETS - 100.00%		$ 11,033,546

* Non-income producing securities during the period.
** The rate shown represents the yield at January 31, 2026.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)
Assets:	Ranger Small Cap Fund	Ranger Micro Cap Fund
Investments In Securities, At Value (Cost $20,351,148 and $9,558,364, respectively)	$ 22,106,645	$ 11,062,503
Cash	1,000	-
Receivables:
Dividends and Interest	1,055	1,358
Prepaid Expenses	8,051	6,425
Total Assets	22,116,751	11,070,286
Liabilities:
Payables:
Investments Purchased	-	17,615
Advisory Fees	32,857	469
Administrative Fees	3,821	1,820
Audit Fees	10,365	10,365
Transfer Agent Fees	6,668	2,975
Trustee Fees	946	946
Other Expenses	4,332	2,550
Total Liabilities	58,989	36,740
Net Assets	$ 22,057,762	$ 11,033,546

Net Assets Consist Of:
Paid In Capital	$ 20,820,809	$ 9,790,917
Distributable Earnings	1,236,953	1,242,629
Net Assets	$ 22,057,762	$ 11,033,546

Institutional Class:

Net Assets	$ 22,057,762	$ 11,033,546
Shares Outstanding (unlimited number of shares authorized with no par value)	1,354,952	1,433,349
Net Asset Value, Redemption Price And Offering Price Per Share	$ 16.28	$ 7.70

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2026 (Unaudited)

Investment Income:	Ranger Small Cap Fund	Ranger Micro Cap Fund
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$ 76,671	$ 59,866
Total Investment Income	76,671	59,866

Expenses:
Advisory Fees (Note 5)	116,978	53,988
Transfer Agent & Accounting Fees	21,114	16,288
Legal Fees	19,605	16,520
Audit Fees	10,365	10,365
Administrative and Operating Servicing Fees (Note 5)	8,370	5,220
Shareholder Servicing Fees	7,954	2,807
Custody Fees	4,558	2,398
Insurance Fees	2,484	861
Miscellaneous Fees	2,349	2,389
Registration Fees	1,709	1,485
Trustee Fees	946	946
NASDAQ Fees	429	429
Printing Fees	368	368
Total Expenses	197,229	114,064
Advisory Fees Waived/Expenses Reimbursed (Note 5)	(60,599)	(43,772)
Net Expenses	136,630	70,292

Net Investment Loss	(59,959)	(10,426)

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain On Investments	2,209,290	705,624
Net Change In Unrealized Appreciation (Depreciation) On Investments	(1,505,636)	616,633
Net Realized And Unrealized Gain On Investments	703,654	1,322,257

Net Increase In Net Assets Resulting From Operations	$ 643,695	$ 1,311,831

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	01/31/2026	July 31, 2025
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (59,959)	$ (106,710)
Net Realized Gain On Investments	2,209,290	876,466
Net Change In Unrealized Depreciation On Investments	(1,505,636)	(2,172,521)
Net Increase (Decrease) In Net Assets Resulting From Operations	643,695	(1,402,765)

Distributions Paid To Shareholders	(2,199,143)	-

Capital Share Transactions (Note 8)	(6,415,990)	(4,766,226)

Total Decrease In Net Assets	(7,971,438)	(6,168,991)

Net Assets:
Beginning Of Period/Year	30,029,200	36,198,191

End Of Period/Year	$ 22,057,762	$ 30,029,200

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	01/31/2026	July 31, 2025
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (10,426)	$ (21,940)
Net Realized Gain (Loss) On Investments	705,624	(349,133)
Net Change In Unrealized Appreciation (Depreciation) On Investments	616,633	(379,568)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,311,831	(750,641)

Distributions Paid To Shareholders	(137,052)	(31,543)

Capital Share Transactions (Note 8)	(163,683)	33,120

Total Increase (Decrease) In Net Assets	1,011,096	(749,064)

Net Assets:
Beginning Of Period/Year	10,022,450	10,771,514

End Of Period/Year	$ 11,033,546	$ 10,022,450

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2026		7/31/2025		7/31/2024		7/31/2023		7/31/2022		7/31/2021

Net Asset Value, At Beginning of Period/Year	$ 17.54		$ 18.22		$ 17.97		$ 17.31		$ 24.20		$ 18.33

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.05)		(0.06)		(0.06)		(0.07)		(0.12)		(0.17)
Net Gain (Loss) On Securities (Realized And Unrealized)	0.51		(0.62)		1.39		1.30		(4.49)		7.47
Total From Investment Operations	0.46		(0.68)		1.33		1.23		(4.61)		7.30

Distributions:
Realized Gains	(1.72)		-		(1.08)		(0.57)		(2.28)		(1.43)
Total From Distributions	(1.72)		-		(1.08)		(0.57)		(2.28)		(1.43)

Net Asset Value, At End Of Period/Year	$ 16.28		$ 17.54		$ 18.22		$ 17.97		$ 17.31		$ 24.20

Total Return **	2.61%	(d)	(3.73)%		7.73%		7.80%		(21.29)%		40.81%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 22,058		$ 30,029		$ 36,198		$ 31,624		$ 33,104		$ 41,688
Before Waivers
Ratio Of Expenses To Average Net Assets	1.69%	(a) (c)	1.57%	(a)	1.63%	(a)	1.49%	(a)	1.40%	(a)	1.40%	(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.17%	(b) (c)	1.15%	(b)	1.16%	(b)	1.15%	(b)	1.14%	(b)	1.11%	(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.51)%	(c)	(0.34)%		(0.35)%		(0.43)%		(0.57)%		(0.80)%
Portfolio Turnover	34.85%	(d)	49.34%		35.55%		59.26%		31.38%		42.49%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.07%, 0.06%, 0.06%, 0.06%, 0.04% and 0.01%) was 1.62%, 1.51%, 1.57%, 1.43%, 1.36% and 1.39%, for
the six months ended January 31, 2026 and years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.07%, 0.06%, 0.06%, 0.06%, 0.04% and 0.01%) was 1.10%, 1.09%, 1.10%, 1.09%, 1.10% and 1.10%, for
the six months ended January 31, 2026 and years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2026		7/31/2025		7/31/2024		7/31/2023		7/31/2022		7/31/2021

Net Asset Value, At Beginning of Period/Year	$ 6.90		$ 7.48		$ 7.40		$ 9.53		$ 19.42		$ 10.97

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.01)		(0.01)		(0.03)		(0.04)		(0.09)		(0.15)
Net Gain (Loss) On Securities (Realized And Unrealized)	0.91		(0.55)		0.16		0.78		(1.35)		8.60
Total From Investment Operations	0.90		(0.56)		0.13		0.74		(1.44)		8.45

Distributions:
Realized Gains	(0.10)		(0.02)		(0.05)		(2.87)		(8.45)		-
Total From Distributions	(0.10)		(0.02)		(0.05)		(2.87)		(8.45)		-

Net Asset Value, At End Of Period/Year	$ 7.70		$ 6.90		$ 7.48		$ 7.40		$ 9.53		$ 19.42

Total Return **	13.04%	(d)	(7.48)%		1.84%		15.93%		(15.84)%		77.03%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 11,034		$ 10,022		$ 10,772		$ 6,974		$ 13,628		$ 15,635
Before Waivers
Ratio Of Expenses To Average Net Assets	2.11%	(a) (c)	1.99%	(a)	2.35%	(a)	2.30%	(a)	1.88%	(a)	1.81%	(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.30%	(b) (c)	1.28%	(b)	1.43%	(b)	1.53%	(b)	1.51%	(b)	1.50%	(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.19)%	(c)	(0.21)%		(0.48)%		(0.50)%		(0.77)%		(1.01)%
Portfolio Turnover	31.71%	(d)	49.18%		36.75%		35.70%		26.88%		56.25%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.05%, 0.05%, 0.03%, 0.03%, 0.01% and less than 0.01%) was 2.06%, 1.94%, 2.32%, 2.27%, 1.87% and 1.80%, for
the six months ended January 31, 2026 and years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.05%,0.05%, 0.03%, 0.03%, 0.01% and less than 0.01%) was 1.25%, 1.23%, 1.40%, 1.50%, 1.50% and 1.50%, for
six months ended January 31, 2026 and the years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

Spend Life Wisely Funds Investment Trust

Notes to Financial Statements

January 31, 2026 (Unaudited)

Note 1. Organization

Spend Life Wisely Funds Investment Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of four series. These financial statements include the following series: Ranger Small Cap Fund and Ranger Micro Cap Fund (each a “Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale.

Wisdom Short Duration Income Fund and Wisdom Short Term Government Fund financial statements will be included in a separate N-CSR filing.

Ranger Investment Management, L.P. (“Ranger Investment” or the “Adviser”) serves as investment adviser to the Small Cap and Micro Cap Funds.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for the Funds are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Funds is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

An investment in the Funds is subject to a variety of risk, including the possible loss of investment capital. Additional risks associated with the Funds include, but are not limited to:

Micro and Small Capitalization Risk: Micro or small capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of micro and small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio and Micro Cap Fund portfolio invests in small capitalization companies and micro capitalization companies, respectively, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap and micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Funds to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Funds, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Funds’ prospectuses.

Note 4. Security Valuations

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize third parties to assist the Adviser in its capacity as valuation designee available at the time the valuation is made and that the Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2026:

Assets	Level 1	Total
Common Stocks	$21,465,350	$21,465,350
Short-Term Investment	641,295	641,295
Total	$22,106,645	$22,106,645

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2026:

Assets	Level 1	Total
Common Stocks	$ 10,850,538	$ 10,850,538
Short-Term Investment	211,965	211,965
Total	$ 11,062,503	$ 11,062,503

The Funds did not hold any Level 3 assets as of January 31, 2026. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2026.

Note 5. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreement between the Adviser and the Trust (the “Ranger Management Agreement”), Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and Micro Cap Fund. For the six months ended January 31, 2026, the Adviser earned $116,978 from the Small Cap Fund. For the six months ended January 31, 2026, the Adviser earned $53,988 from the Micro Cap Fund. For the six months ended January 31, 2026, the Adviser waived $60,599 and $43,772 in fees from the Small Cap Fund and Micro Cap Fund, respectively. At January 31, 2026, the Adviser was owed $32,857 from the Small Cap Fund. At January 31, 2026, the Adviser was owed $469 from the Micro Cap Fund.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreement”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of Small Cap Fund and Micro Cap Fund will not exceed 1.10% and 1.25%, respectively, of average daily net assets until November 30, 2026.

The Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to each expense limitation agreement if such reimbursement does not cause the respective Fund to exceed existing expense Fund limitations at the time of the original waiver/reimbursement and the reimbursement is made within three years after the respective adviser incurred the expenses. As of July 31, 2025, Ranger Investment is entitled to recapture $403,549 in expenses pursuant to the Expense Limitation Agreement from the Small Cap Fund and $189,535 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund
July 31, 2023	July 31, 2026	$ 119,206	$ 52,870
July 31, 2024	July 31, 2027	152,814	62,820
July 31, 2025	July 31, 2028	131,529	73,845
		$ 403,549	$ 189,535

Pursuant to the Management Services Agreement between Ranger Asset Management Company, LLC and the Trust, Ranger Asset Management Company, LLC is entitled to administrative fees, computed daily and payable monthly, of 0.05% per annum of the average daily net assets of Small Cap Fund and Micro Cap Fund. Ranger Asset Management Company, LLC is also entitled to operation service fees of $5,000 annually per Fund. For the six months ended January 31, 2026, Ranger Asset Management Company, LLC earned fees of $8,370 for the Small Cap Fund and $5,220 for the Micro Cap Fund.

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust.

Note 6. Agreements

Transfer Agent Agreement and Accounting Services Agreement: Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Small Cap Fund and Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Small Cap Fund’s and Micro Cap Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Small Cap Fund and Micro Cap Fund are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Trust and the Adviser are not affiliated with the Distributor.

Shareholder Servicing Fees: In March 2021, The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses to Charles Schwab & Co., Inc., ADP Broker-Dealer, Inc., and National Financial Services LLC.

Note 7. Segment Reporting

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.

Note 8. Capital Share Transactions

At January 31, 2026, there were unlimited shares authorized at no par value for the Funds. The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	204,228	$ 3,578,830	140,880	$ 2,490,181
Shares Reinvested	75,013	1,219,714	-	-
Shares Redeemed	(635,961)	(11,214,534)	(416,248)	(7,256,407)
Net Decrease	(356,720)	$(6,415,990)	(275,368)	$(4,766,226)

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	128,886	$ 937,795	195,592	$ 1,364,042
Shares Reinvested	18,347	137,052	4,321	31,543
Shares Redeemed	(166,201)	(1,238,530)	(188,564)	(1,362,465)
Net Increase (Decrease)	(18,968)	$ (163,683)	11,349	$ 33,120

The Small Cap Fund and Micro Cap Fund have not issued Investor Class shares.

Note 9. Investments

For the six months ended January 31, 2026, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, were as follows:

	Purchases	Sales
Small Cap Fund	$7,937,076	$16,399,943
Micro Cap Fund	3,272,620	3,326,043

Note 10. Federal Income Taxes

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for net operating losses resulted in reclassifications for the Fund for the fiscal year ended July 31, 2025, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Small Cap Fund	$ (112,822)	$ 112,822
Micro Cap Fund	(29,387)	29,387

The tax character of distributions paid during the following periods were as follows:

For six months ended January 31, 2026:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Fund	$ —	$ 2,199,143	$ —	$ 2,199,143
Micro Cap Fund	$ —	$ 137,052	$ —	$ 137,052

For fiscal year ended July 31, 2025:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Fund	$ —	$ —	$ —	$ —
Micro Cap Fund	$ 31,543	$ —	$ —	$ 31,543

As of July 31, 2025, the components of accumulated earnings/(deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/Deficits
Small Cap Fund	$ -	$ 81,297	$ (73,308)	$ -	$ -	$3,035,624	$ 3,043,613
Micro Cap Fund	$ -	$ -	$(265,506)	$ (457,609)	$ (2,302)	$ 822,653	$ 97,236

At July 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Net Unrealized Appreciation
Small Cap Fund	$ 26,418,362	$5,732,350	$ (2,696,727)	$ 3,035,623
Micro Cap Fund	$ 9,200,427	$1,632,480	$ (809,827)	$ 822,653

As of the tax year ended July 31, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short Term	Long Term	Total Amount
Small Cap Fund	$ -	$ -	$ -
Micro Cap Fund	$ -	$457,609	$457,609

Note 11. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2026, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 48.86% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2026, R. E. Smith Sub S Trust held approximately 42.12% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2026, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 47.63% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Funds.

Note 12. Market Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 13. New Accounting Pronouncements

On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to Accounting Standards Codification (ASC) 740, Income Taxes. The Funds have adopted ASU 2023-09 as January 31, 2026, with no material impact on the Fund's financial statements.

Note 14. Subsequent Events

Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

Spend Life Wisely Funds Investment Trust

Additional Information

January 31, 2026 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov and (3) from the Funds’ website at www.spendlifewiselyfunds.com.

Spend Life Wisely Funds Investment Trust’s Management Agreement with Ranger Investment Management, LP (Small Cap and Micro Cap)

The Board focused its attention on the management agreement and 15(c) questionnaire materials supplied by Ranger Investment regarding its management agreement with the Trust on behalf of the Ranger Funds.

Nature, Extent and Quality of Services. The Board contemplated the continuing depth, collective experience and capabilities of the personnel employed by Ranger Investment, including investment professionals, comprising portfolio managers, analysts and traders, as well as various operations, and compliance professionals to support the Funds. The Board noted its long-standing relationship and experience in working with Ranger Investment's personnel, whom had always been responsive to the Board and its requests for information. The Board conveyed satisfaction with Ranger Investment's research, management and security selection processes, observing a continued collaborative approach to decision making and a bottom-up, fundamental research driven security selection process. The Board recognized Ranger Investment's approach to decision making, risk management and stock selection over the life of the Funds observing the various factors involved in security selection and research. The Board contemplated Ranger Investment's operations and compliance teams, risk management and monitoring methods, acknowledging that investment limits and restrictions are monitored daily and that Ranger Investment's CCO worked with the investment team to ensure the Funds remained in compliance. The Board considered Ranger Investment's broker-dealer selection, noting that it utilized best execution practices to evaluate execution and service quality and operational proficiency. The Board observed that Ranger Investment affirmed that it was not involved in any material litigation since the last approval of its management agreement with the Funds. The Board noted that Ranger Investment was not the subject of any current SEC examination. The Trustees noted various documents that Ranger Investment had supplied in its response, including ADV Parts 1 and 2. The Board determined that Ranger Investment continued to provide sufficient quality of services to each Fund and the shareholders.

Performance.

Small Cap. The Trustees evaluated Small Cap's performance over various periods through July 31, 2025. The Trustees observed that Small Cap had underperformed its Morningstar category average (Small Growth) for the 1-year, 3-year, 5-year and 10-year periods, but was in the range of funds in the category. The Trustees acknowledged that Small Cap had performed in line with the Russell 2000 Growth Index and the Russell 2000 Index for the 10-year and since inception periods ending July 31, 2025. The Trustees note that Small Cap performance was substantially similar to a composite of other similarly managed accounts of Ranger Investment. The Trustees also considered Ranger Investment's explanation for Small Cap's underperformance relative to the Morningstar Category, Russell 2000 Indexes, discussed performance contributors and detractors and reviewed the composition of the peer group funds relative to Small Cap. The Trustees reflected on Ranger Investment's commitment and approach to fundamental, bottom-up investing, Small Cap's current positioning; as well as noting that the Fund is not an index fund and Ranger Investment has a deep commitment to seeking out quality companies and that may tend to lead to periods of underperformance. The Trustees concluded that Small Cap's performance, while below expectations, was acceptable especially from a long-term perspective.

Micro Cap. The Trustees evaluated Micro Cap's performance over various periods through July 31, 2025. The Trustees noted that Micro Cap had underperformed its Morningstar category (Small Growth) for the 1-year, 3-year, and 5-year periods through July 31, 2025. The Trustees further noted that Micro Cap had outperformed the Russell Microcap Growth Index for the 5-year, and since inception periods, but underperformed the index for the 1-year, 3-year, and 10-year periods ending July 31, 2025. The Trustees considered Ranger Investment's explanation about the factors that impacted Micro Cap's performance. The Trustees noted that Ranger Investment focused on fundamental factors which had benefited Micro Cap over the longer term, however, the recent underperformance could be attributed, in part, to the performance of certain companies that did not meet Ranger Investment's screening requirements and were not held by Micro Cap. The Trustees discussed Micro Cap's recent underperformance and the strength of its longer-term relative performance and concluded that Micro Cap's performance, while below expectations, was acceptable especially from a long-term perspective.

Fees and Expenses

Small Cap. The Trustees acknowledged that Ranger Investment's advisory fee for Small Cap was 1.00% before waiver and 0.58% after waiver, further noting that Ranger Investment contractually agreed to limit the Fund's total operating expenses to 1.10% through November 30, 2026. The Trustees contrasted Small Cap's advisory fee to that of its peer group and Morningstar category and observed that the Small Cap advisory fee (before waivers) was higher than the peer group average of 0.89% and the Morningstar category average of 0.79%, and that Small Cap's advisory fee was within the range of reasonable fees within the Morningstar category and the peer group. The Trustees considered that Small Cap's net expense ratio of 1.15% was slightly higher than the upper end of the range of the peer group (1.12%) and below the upper end of range of the Morningstar category (3.12%). The Board further noted that Small Cap's advisory fee was higher than the average fee that Ranger Investment charged to its separately managed accounts ("SMAs") with similar strategies but with the upper end of the range. However, the Board acknowledged that the SMAs required fewer services than the mutual funds. The Trustees appraised the composition of the funds included in Small Cap's peer group, observing that each peer group fund had significantly higher assets relative to Small Cap, which was likely a contributing factor to Small Cap's higher expense ratio. After further discussion, the Trustees determined that Small Cap's advisory fee and expenses were not unreasonable.

Micro Cap. The Trustees observed that Ranger Investment's advisory fee for Micro Cap was 1.00% before waiver and 0.28% after waiver, acknowledging that Ranger Investment contractually agreed to limit the Fund's total operating expenses to 1.25% through November 30, 2026. The Trustees compared Micro Cap's advisory fee to that of a peer group and Morningstar category and noted that Micro Cap's advisory fee (before waivers) was lower than the peer group average of 1.03% but higher than the Morningstar category average of 0.79%, and within the range of reasonable fees of both. The Trustees noted that Micro Cap's net expense ratio was higher than the average expense ratio of the peer group (1.25%) and the Morningstar category (0.95%), but within the reasonable range of both. The Trustees examined the funds included in Micro Cap's peer group and acknowledged Ranger Investment's explanation that Micro Cap's higher than average advisory fee and expense ratio was partially attributable to the peer group funds' higher asset levels. The Board assessed the Morningstar category and recognized Ranger's Investment's explanation that Morningstar did not offer a separate microcap category and that microcap funds tend to have higher advisory fees and expense ratios relative to small cap funds, as presented in the Morningstar category. After further discussion, the Trustees determined that Micro Cap's advisory fee and expenses were not unreasonable.

Profitability. The Board evaluated the profitability analysis provided by Ranger Investment for each of the Ranger Funds. The Board noted that Ranger Investment reported a reasonable small profit with respect to Small Cap and a moderate loss with respect to the advisory services it provided to Micro Cap. The Board contemplated factors cited by Ranger Investment to support the overall level of profit and loss, including, without limitation, ongoing investments in the Funds' strategies and the resources required for such strategies, and the continued increase of compliance costs. The Board determined that Ranger Investment's overall profitability with respect to each Fund was not excessive.

Economies of Scale. The Trustees considered economies of scale for the Ranger Funds, recognizing that while limited economies of scale existed with respect to the provision of services by the adviser to each Fund, neither Fund had yet achieved significant growth that could result in material economies of scale. The Trustees observed that Ranger Investment believed that the existing fees are both competitive and appropriate given each Fund's net assets, the Funds' servicing requirements, and that Ranger Investment did not have any immediate plans to reconsider the fee structure of Small Cap or Micro Cap. After a discussion, the Trustees agreed that this was reasonable based on current circumstances but that economies of scale would be revisited as Fund assets increase.

Conclusion. Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the management agreement was in the best interests of the Trust and shareholders of each of the Ranger Funds.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds. Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2026, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT. Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable. Applies to closed-end funds only.

(b)

EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spend Life Wisely Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 8, 2026

By /s/ Pete Carlsen

     Pete Carlsen

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 8, 2026